Premises, Equipment, and Leases - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land	$ 107,864	$ 104,454
Buildings	461,665	472,619
Leasehold improvements	30,230	26,640
Furniture, fixtures, and equipment	196,469	194,057
Fixed assets held-for-sale	19,617	53,195
Premises and equipment, at cost	815,845	850,965
Less accumulated depreciation and amortization	321,804	318,714
Premises and equipment, net	$ 494,041	$ 532,251